Summary of significant accounting policies (Tables) - MiX Telematics Limited [Member]	12 Months Ended
Mar. 31, 2024
Schedule of foreign currency translation adjustments

The movement in the foreign currency translation adjustments is as follows (in thousands):

	As of March 31,
	2023	2024
Cumulative foreign currency translation adjustments, beginning of year	$3,909	$(13,399)
Foreign currency translation losses for the year, net of tax	(17,308)	(2,749)
Cumulative foreign currency translation adjustments, end of year	$(13,399)	$(16,148)

Schedule of inventories

Inventories comprise of the following (in thousands):

	As of March 31,
	2023	2024
Components	$3,131	$875
Finished goods	3,146	4,316
Total inventories	6,277	5,191
Less: Accumulated write-down to net realizable value	(1,341)	(1,049)
Inventory, net	$4,936	$4,142

Schedule of property, plant and equipment
Plant and equipment	1 - 8 years
Motor vehicles	3 - 7 years
Furniture, fixtures and equipment	1 - 10 years
Computer and radio equipment	1 - 7 years
In-vehicle devices installed	1 - 8 years

Schedule of reconciliation of carrying amount of goodwill

The following table is a reconciliation of the carrying amount of goodwill at the beginning and end of the reporting period:

	As of March 31,
	2023	2024
Goodwill
Opening balance	$44,434	$39,258
Business acquired	1,441	—
Foreign currency translation difference	(6,617)	(1,032)
Balance as of March 31	$39,258	$38,226

Schedule of goodwill to reportable segments

The allocation of goodwill to reportable segments is as follows (in thousands):

	As of March 31,
	2023	2024
Central Services Organization	$5,736	$5,463
Europe	8,078	8,254
Middle East and Australasia	4,364	4,364
Africa	19,639	18,704
Americas	1,441	1,441
	$39,258	$38,226

Sensitivity of goodwill to impairment as of March 31, 2024 was as follows:

	Central Services Organization	Africa	Europe	Middle East and Australasia	Americas
Fair value of reporting unit exceeded its carrying amount by	457.3%	101.7%	16.9%	52.1%	21.7%
Post-tax discount rate used to determine fair value	16.3%	16.3%	11.4%	12.2%	11.7%
Growth rate used to extrapolate cash flow beyond the budget period	4.7%	4.7%	1.5%	2.3%	2.0%
The following mutually exclusive changes will result in nil headroom
Post-tax discount rate applied to the expected cash flow projections	37.1%	25.7%	13.0%	18.0%	14.3%
Decrease in the cash flow projections of	82.1%	50.4%	16.9%	52.1%	17.8%